RIGHT-OF-USE ASSET AND OPERATING LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use Asset And Operating Lease Liabilities
SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

Information pertaining to lease amounts recognized in our consolidated financial statements is summarized as follows:

	Years ended December 31,
	2024	2025
Years Ended December 31,	S$’000	S$’000

2025	38	-
2026	-	-
Total operating lease payment	38	-
Less: Imputed interest	(1)	-
Present value of operating lease liabilities	37	-

Operating lease liabilities – current	37	-
Operating lease liabilities – non-current	-	-